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                        UBS PACE(SM) Select Advisors Trust

             UBS PACE Government Securities Fixed Income Investments
                 UBS PACE Intermediate Fixed Income Investments
                   UBS PACE Strategic Fixed Income Investments
                   UBS PACE Municipal Fixed Income Investments
                    UBS PACE Global Fixed Income Investments
                   UBS PACE Large Co Value Equity Investments
               UBS PACE Small/Medium Co Growth Equity Investments
                UBS PACE Small/Medium Co Value Equity Investments
           UBS PACE International Emerging Markets Equity Investments


    SUPPLEMENT TO THE PROSPECTUSES RELATING TO CLASS A, CLASS B, CLASS C, AND
        CLASS Y SHARES (THE "MULTI-CLASS PROSPECTUS") AND CLASS P SHARES
           (THE "CLASS P PROSPECTUS") AND THE STATEMENT OF ADDITIONAL
                 INFORMATION ("SAI"), EACH DATED APRIL 3, 2006

                                                                 August 17, 2006

Dear Investor,

The purpose of this supplement is to update information regarding certain funds' investment advisors and portfolio management teams, and to update certain funds' fee schedules to reflect fee reductions, as discussed further below.

            I.     UBS PACE Large Co Value Equity Investments
               UBS PACE Small/Medium Co Growth Equity Investments
                UBS PACE Small/Medium Co Value Equity Investments


UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), each Fund's investment manager and administrator, has entered into new investment sub-advisory agreements with certain sub-advisors as a result of recent changes at those sub-advisors that resulted in the automatic termination of the prior sub-advisory agreements.

As a result of these changes, the funds' prospectuses and SAI dated April 3, 2006 are revised as follows:

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               UBS PACE Small/Medium Co Growth Equity Investments:

ALL REFERENCES TO "FORSTMANN-LEFF ASSOCIATES, LLC" IN THE MULTI-CLASS PROSPECTUS, CLASS P PROSPECTUS AND SAI SHALL BE DEEMED TO REFER TO FORSTMANNLEFF LLC.

THE CARRYOVER PARAGRAPH ON PAGE 72 OF THE SAI UNDER THE SECTION CAPTIONED "UBS PACE SMALL/MEDIUM CO GROWTH EQUITY INVESTMENTS" IS REVISED BY REPLACING THE LAST SENTENCE WITH THE FOLLOWING:

     ForstmannLeff is majority owned by Angelo, Gordon & Co., a privately-held investment management firm.

ADDITIONAL BACKGROUND INFORMATION--UBS PACE SMALL/MEDIUM CO GROWTH EQUITY INVESTMENTS ("PACE SMED CO GROWTH"). Forstmann-Leff Associates, LLC has served as a subadvisor to PACE Smed Co Growth since October 1, 2005. On April 28, 2006, Angelo, Gordon & placeCo., LP ("Angelo, Gordon") acquired a controlling interest in Forstmann-Leff Associates, LLC from its employees. In connection with this transaction, all of Forstmnan-Leff Associates LLC's assets and investment management contracts were transferred to ForstmannLeff LLC (a subsidiary of Angelo, Gordon). The acquisition by Angelo, Gordon resulted in an assignment of UBS Global AM's existing sub-advisory agreement with Forstmann-Leff Associates, LLC, which terminated automatically. Accordingly, UBS Global AM entered into a new sub-advisory agreement with ForstmannLeff LLC on substantially the same terms as the prior sub-advisory agreement.

               UBS PACE Small/Medium Co Value Equity Investments:

THE PARAGRAPH ON PAGE 71 OF THE SAI UNDER THE SECTION CAPTIONED "UBS PACE SMALL/MEDIUM CO VALUE EQUITY INVESTMENTS" IS REVISED BY REPLACING THE SECOND TO LAST SENTENCE WITH THE FOLLOWING:

     MetWest Capital is majority owned by Evergreen Investment Company, Inc., a subsidiary of Wachovia Corporation.


ADDITIONAL BACKGROUND INFORMATION--UBS PACE SMALL/MEDIUM CO VALUE EQUITY INVESTMENTS ("PACE SMED CO VALUE"). Metropolitan West Capital Management, LLC ("MetWest Capital") has served as a subadvisor to PACE Smed Co Value since October 1, 2005. On June 1, 2006, Evergreen Investment Company, Inc. acquired a controlling ownership interest in MetWest Capital from Metropolitan West Financial, LLC and several MetWest Capital principals. The acquisition of MetWest Capital resulted in an assignment of UBS Global AM's existing sub-advisory agreement with MetWest Capital, which terminated automatically. Accordingly, UBS Global AM entered into a new sub-advisory agreement with MetWest Capital on substantially the same terms as the prior sub-advisory agreement.

                   UBS PACE Large Co Value Equity Investments:

THE FIRST FULL PARAGRAPH ON PAGE 71 OF THE SAI UNDER THE SECTION CAPTIONED "UBS PACE LARGE CO VALUE EQUITY INVESTMENTS" IS REVISED BY REPLACING THE FIRST SENTENCE WITH THE FOLLOWING:

     ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, a subsidiary of the New York Life Insurance Company.


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ADDITIONAL BACKGROUND INFORMATION--UBS PACE LARGE CO VALUE EQUITY INVESTMENTS
("PACE LARGE CO VALUE"). Institutional Capital Corporation ("ICAP") has served as a subadvisor to PACE Large Co Value since July 1, 2000. On June 30, 2006, ICAP merged with New York Life Investment Management Holdings, LLC, a subsidiary of New York Life Insurance Company. The merger resulted in an assignment of UBS Global AM's existing sub-advisory agreement with ICAP, which terminated automatically. Accordingly, UBS Global AM entered into a new sub-advisory agreement with ICAP on substantially the same terms as the prior sub-advisory agreement.

               II.   UBS PACE GLOBAL FIXED INCOME INVESTMENTS

           UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

With respect to the team responsible for portfolio management at Fischer Francis Trees & Watts, Inc. ("FFTW"), a subadvisor to UBS PACE Global Fixed Income Investments, Susan Swindells, a credit portfolio manager, has assumed Kevin Corrigan's responsibilities as they relate to non-U.S. corporate credit.

With respect to the team responsible for portfolio management at Gartmore Global Partners ("Gartmore"), a subadvisor to UBS PACE International Emerging Markets Equity Investments, Christopher Palmer now serves as the fund's portfolio manager, and is primarily responsible for the fund's day-to-day management.

As a result of these changes, the prospectuses dated April 3, 2006 are revised as follows:

THE LAST PARAGRAPH ON PAGE 100 OF THE CLASS P PROSPECTUS, AND THE FIFTH PARAGRAPH ON PAGE 102 OF THE MULTI-CLASS PROSPECTUS, ARE REVISED BY REPLACING THE THIRD AND FOURTH SENTENCES IN THEIR ENTIRETY WITH THE FOLLOWING:

     Key members of the team are Adnan Akant, John Carey, Susan Swindells and David Marmon. Messrs. Akant, Carey and Marmon are managing directors of FFTW. Mr. Marmon has held key fund responsibilities since October 2000, Messrs. Akant and Carey have held fund responsibilities since September 2003, and Ms. Swindells assumed fund responsibilities in July 2006.

THE FOURTH FULL PARAGRAPH ON PAGE 101 OF THE CLASS P PROSPECTUS, AND THE NINTH PARAGRAPH ON PAGE 102 OF THE MULTI-CLASS PROSPECTUS, ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

     Ms. Swindells joined FFTW in 2001 from Gulf International Bank (UK) Ltd. She is a member of FFTW's Structured Credit and Corporate Credit teams. She is responsible for investing in European and country-regionplaceU.K. corporate credits (E.G., bonds) on behalf of FFTW, and is a manager of FFTW's synthetic corporate CDO (I.E., collataralized debt obligations) portfolios.

THE FIRST FULL PARAGRAPH ON PAGE 107 OF THE CLASS P PROSPECTUS, AND THE SIXTH FULL PARAGRAPH ON PAGE 108 OF THE MULTI-CLASS PROSPECTUS, IS REVISED BY REPLACING THE SECOND, THIRD, AND FOURTH SENTENCES WITH THE FOLLOWING:

Christopher Palmer is the portfolio manager primarily responsible for the day-to-day management of the fund. He has managed the fund since June 2006 and also previously managed the fund from August 2002 to July 2003. Mr. Palmer is Head of the Global Emerging Markets Team.


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THE THIRD AND FOURTH FULL PARAGRAPHS ON PAGE 107 OF THE CLASS P PROSPECTUS, AND
THE LAST TWO PARAGRAPHS ON PAGE 108 OF THE MULTI-CLASS PROSPECTUS, ARE REPLACED IN THEIR ENTIRETY BY THE FOLLOWING:

     Mr. Palmer joined Gartmore in 1995 as an Investment Manager in the Pacific & Emerging Markets Equity Team. Prior to joining Gartmore, Mr. Palmer was with Bear Stearns & Co. Inc., where he was a senior counterparty credit risk officer with extensive responsibilities for hedge fund counterparty risk.

THE SECTION "UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS - MONDRIAN INVESTMENTS PARTNERS LIMITED AND GARTMORE GLOBAL PARTNERS" SUB-HEADED "GARTMORE GLOBAL PARTNERS" ON PAGES 140-141 OF THE SAI IS REVISED BY REPLACING THE SECOND SENTENCE OF THE FIRST PARAGRAPH AND THE NEXT SENTENCE, AND THE TABLE IMMEDIATELY FOLLOWING, WITH THE FOLLOWING:

     Christopher Palmer is the portfolio manager primarily responsible for the day-to-day management of UBS PACE International Emerging Markets Equity Investments. The following table provides information relating to other accounts managed by Christopher Palmer as of June 30, 2006:


                                                             REGISTERED      OTHER POOLED
                                                             INVESTMENT       INVESTMENT
                                                             COMPANIES         VEHICLES       OTHER ACCOUNTS
                                                             ----------      -------------    --------------
         Number of Accounts Managed                              4                 9                 1
         Number of Accounts Managed with
            Performance-Based Advisory Fee                       3                 5                 0
         Asset Managed (in millions)                          $758.8            $1,751.3           $46.8
         Assets Managed with Performance-Based
         Advisory Fees (in millions)                          $605.7            $1,174.3           $0

        III. UBS PACE Government Securities Fixed Income Investments UBS PACE Intermediate Fixed Income Investments
                   UBS PACE Strategic Fixed Income Investments
                   UBS PACE Municipal Fixed Income Investments
                    UBS PACE Global Fixed Income Investments


At a meeting of the Board of Trustees of UBS PACE Select Advisors Trust (the "Board"), the Board approved certain reductions in the management fees charged by UBS Global AM for the investment management services it provides to UBS PACE Government Securities Fixed Income Investments, UBS PACE Intermediate Fixed Income Investments, UBS PACE Strategic Fixed Income Investments, UBS PACE Municipal Fixed Income Investments, and UBS PACE Global Fixed Income Investments. These changes became effective on August 1, 2006. The changes lower the asset levels at which fee reductions occur, known as fee "breakpoints."

As a result of these lower fees, the prospectuses and SAI dated April 3, 2006 are revised as follows:

THE TABLE ENTITLED "COMBINED MANAGEMENT AND ADMINISTRATIVE SERVICES FEE," WHICH BEGINS ON PAGE 95 OF THE CLASS P PROSPECTUS AND ON PAGE 98 OF THE MULTI-CLASS PROSPECTUS, IS REVISED BY REPLACING THE SECTIONS CAPTIONED "UBS PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS," "UBS PACE INTERMEDIATE FIXED INCOME INVESTMENTS," "UBS PACE STRATEGIC FIXED INCOME


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INVESTMENTS," "UBS PACE MUNICIPAL FIXED INCOME INVESTMENTS," AND "UBS PACE
GLOBAL FIXED INCOME INVESTMENTS" IN THEIR ENTIRETY WITH THE FOLLOWING:


                                               ASSETS UNDER MANAGEMENT                  FEE
                                               -----------------------                  ---
      UBS PACE Government
      Securities Fixed Income Investments....  $0 - $250 million                        0.700%
                                               On the next $ 250 million - $500 million 0.650%
                                               On the next $500 million - $750 million  0.625%
                                               On the next $750 million - $1 billion    0.600%
                                               Above $1 billion                         0.575%

                                               ASSETS UNDER MANAGEMENT                  FEE
                                               -----------------------                  ---
      UBS PACE Intermediate Fixed Income
      Investments............................  $0 - $250 million                        0.600%
                                               On the next $ 250 million - $500 million 0.550%
                                               On the next $500 million - $750 million  0.525%
                                               On the next $750 million - $1 billion    0.500%
                                               Above $1 billion                         0.475%

                                               ASSETS UNDER MANAGEMENT                  FEE
                                               -----------------------                  ---
      UBS PACE Strategic Fixed
      Income Investments.....................  $0 - $250 million                        0.700%
                                               On the next $ 250 million - $500 million 0.650%
                                               On the next $500 million - $750 million  0.625%
                                               On the next $750 million - $1 billion    0.600%
                                               Above $1 billion                         0.575%

                                               ASSETS UNDER MANAGEMENT                  FEE
                                               -----------------------                  ---
      UBS PACE Municipal Fixed
      Income Investments.....................  $0 - $250 million                        0.600%
                                               On the next $250 million - $500 million  0.550%
                                               On the next $500 million - $750 million  0.525%
                                               On the next $750 million - $1 billion    0.500%
                                               Above $1 billion                         0.475%

                                               ASSETS UNDER MANAGEMENT                  FEE
                                               -----------------------                  ---
      UBS PACE Global Fixed Income
      Investments............................  $0 - $500 million                        0.800%
                                               On the next $500 million - $1 billion    0.775%
                                               Above $ 1 billion                        0.750%


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